ASSET RETIREMENT OBLIGATIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

7. ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations reflects the estimated present value of the amount of dismantlement, removal, site reclamation, and similar activities associated with the Company’s oil and gas properties. Changes to the asset retirement obligations are as follows:

	December 31, 2022	September 30, 2022

Asset retirement obligations, beginning of the year	$236,412	$552,594
Revisions of estimates	-	(371,212)
Accretion expense	7,994	55,030
	$244,406	$236,412

During the year ended September 30, 2022, the Company had revision of estimates totaling $371,212 primarily due to changes in future cost estimates and retirement dates for its oil and gas assets.

Reclamation deposits

As of December 31, 2022, the Company held reclamation deposits of $145,000 (September 30, 2022 - $145,000), which are expected to be released after all reclamation work has been completed with regard to its oil and natural gas interests.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE MONTHS ENDED DECEMBER 31, 2022

(UNAUDITED)

8. ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations reflects the estimated present value of the amount of dismantlement, removal, site reclamation, and similar activities associated with the Company’s oil and gas properties. Changes to the asset retirement obligations are as follows:

	2022	2021

Decommissioning obligations, beginning of the year	$552,594	$271,402
Obligations recognized	-	258,726
Obligations derecognized	-	(125,511)
Revisions of estimates	(371,212)	117,921
Accretion expense	55,030	19,907
Foreign exchange movement	-	10,149
	$236,412	$552,594

During the year ended September 30, 2022, the Company had revision of estimates totaling $371,212 (2021 - increase of $117,921) primarily due to changes in future cost estimates and retirement dates for its oil and gas assets.

Reclamation bonds

As of September 30, 2022, the Company held reclamation bonds of $145,000 (September 30, 2021 - $144,847), which are expected to be released after all reclamation work has been completed with regard to its oil and natural gas interests. During the year ended September 30, 2021, the Company wrote off $50,165 of a reclamation deposit forfeited by the Texas State government due to a violation on a previously owned property.